Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Schedule of Accounts Receivables and Contract Liabilities from Contracts with Customers

The following table provides information about accounts receivable, net, and contract liabilities from contracts with customers. The Company did not have any contract assets as of March 31, 2021 or December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Accounts receivable, net	$14,610	$13,817
Contract liabilities, current (deferred revenue)	975	1,140
Contract liabilities, non-current (deferred revenue)	194	237

Changes in the contract liabilities balances are as follows (in thousands):

	March 31, 2021	December 31, 2020	$ Change
Contract liabilities (deferred revenue)	$1,169	$1,377	$(208)

The following table provides information about accounts receivable, net, and contract liabilities from contracts with customers. The Company did not have any contract assets as of December 31, 2020 or December 31, 2019 (in thousands):

	December 31, 2020	December 31, 2019
Accounts receivable, net	$13,817	$16,388
Contract liabilities, current (deferred revenue)	1,140	738
Contract liabilities, non-current (deferred revenue)	237	60

Contract liabilities, non-current are recorded in deferred revenue, net of current, and contract liabilities, current are recorded in deferred revenue, current, respectively.

Changes in the contract liabilities balances are as follows (in thousands):

	December 31, 2020	December 31, 2019	$ Change
Contract liabilities (deferred revenue)	$1,377	$798	$579